Equity Award Plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Restricted Stock

A summary of activity related to restricted stock unit award grants under the 2017 Equity Incentive Plan during the years ended December 31, 2024, December 31, 2023 and December 31, 2022 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2021	828,402	$20.11
Granted	336,566	$23.13
Canceled	(70,110)	$15.09
Forfeited	(14,905)	$27.03
Vested	(323,890)	$21.88
Non-vested at December 31, 2022	756,063	$26.99
Granted	527,636	$29.90
Canceled	(5,982)	$36.60
Forfeited	(324)	$37.43
Vested	(608,224)	$29.10
Non-vested at December 31, 2023	669,169	$40.66
Granted	355,949	$52.02
Canceled	(1,552)	$60.39
Forfeited	(1,449)	$50.35
Vested	(522,423)	$35.04
Outstanding at December 31, 2024	499,694	$54.54